Principal Investors Fund, Inc. 711 High Street Des Moines, Iowa 50392

May 7, 2008 Via EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Principal Investors Fund, Inc. (the “Fund”) File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Fund certifies the forms of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Fund’s most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment was filed electronically with the Securities and Exchange Commission on May 1, 2008.

If you have any questions regarding this filing, please call me at 515-235-9328

Very truly yours,

/s/ _______________________ Adam U. Shaikh Assistant Counsel Principal Investors Fund, Inc.